income taxes - Reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 147	$ 145	$ 299	$ 295
Adjustments recognized in the current period for income taxes of prior periods		(1)		(1)
Other	(2)		(3)	(7)
Income taxes	$ 145	$ 144	$ 296	$ 287
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a per cent)	27.20%	26.90%	27.10%	26.70%
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a per cent)		(0.20%)		(0.10%)
Tax rate effect for other (as a per cent)	(0.50%)		(0.40%)	(0.70%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a per cent)	26.70%	26.70%	26.70%	25.90%